Annual Operating Expenses {- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-12 - Fidelity Advisor® Value Fund	Dec. 30, 2020
Fidelity Advisor Value Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.39%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.53%
Total annual operating expenses	1.17%
Fidelity Advisor Value Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.39%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.56%
Total annual operating expenses	1.45%
Fidelity Advisor Value Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.39%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.59%
Total annual operating expenses	1.98%
Fidelity Advisor Value Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.48%
Total annual operating expenses	0.87%
Fidelity Advisor Value Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.36%
Total annual operating expenses	0.75%